Supplement Dated October 1, 2025, to the

STATEMENT OF ADDITIONAL INFORMATION

dated July 28, 2025

Fairway Private Equity & Venture Capital Opportunities Fund

The following supplements or replaces certain information in the current Statement of Additional Information (“SAI”). Any information to the contrary in the current SAI should be disregarded.

Effective August 20, 2025, Michelle L. Cahoon is appointed Chairperson of the Board and James P. Breen is appointed Chairperson of the Audit Committee. On August 20, 2025, the Board of Trustees of Fairway Private Equity & Venture Capital Opportunities Fund approved the nomination of Robert F. Behan, CFA to serve as a Trustee of the Fund. His term commenced on October 1, 2025. Mr. Behan is not considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

The following table under the section entitled Board of Trustees and Officers, on page 9, is hereby replaced as follows:

NAME AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS*** HELD BY TRUSTEE
INDEPENDENT TRUSTEES*
Michelle L. Cahoon (1966)	Trustee; Chair	Since Inception	Retired	2	Independent Trustee, Russell Investment Company and Russell Investment Funds (2021 – Present). Russell Investments Exchange Traded Funds (2025-Present).
James P. Breen (1952)	Trustee; Audit Committee Chair	Since Inception	Partner, KPMG LLP (1974 – 2020); Adjunct Instructor, University of Notre Dame (1999 – 2020).	2	None.

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NAME AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS*** HELD BY TRUSTEE
Robert F. Behan, CFA (1964)	Trustee	Since October 2025	Executive Vice President & Head, Global Distribution, Calamos Asset Management (2014 – 2025); President, Calamos Financial Services (2023 - 2025).	2	None.
INTERESTED TRUSTEE*
Kevin T. Callahan (1965)	Trustee; President and Principal Executive Officer	Since Inception	Founder, Fairway Capital (2017 – Present).	2	None.

*	Each Trustee serves an indefinite term, until his or her successor is elected.
**	For the purposes of this table, “Fund Complex” includes Fairway Private Equity & Venture Capital Opportunities Fund and Fairway Private Markets Fund.
***	Includes any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the 1940 Act.

The following sections beginning on page 10 of the SAI are updated as follows:

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Agreement and Declaration of Trust. The Board is currently composed of four members, three of whom are Independent Trustees. The Board generally meets at regularly-scheduled meetings four (4) times each year. In addition, the Board may hold special or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility. As described below, the Board has established an audit committee (the “Audit Committee”) and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

Michelle L. Cahoon, an Independent Trustee, currently serves as Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairperson serves as a key point person for dealings between management and the Trustees. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

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The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Adviser and other service providers has their own independent interests in risk management, and their policies and methods of risk management depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Principal Financial Officer and Chief Compliance Officer, and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. Additionally, the Board receives reports from certain of the Fund’s other primary service providers on a periodic or regular basis, including the Fund’s custodian and distributor. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of the Board of Trustees

Audit Committee

The Board has formed an Audit Committee that is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of those financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board a firm of independent certified public accountants to audit the books and records of the Fund for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee currently consists of each of the Fund’s Independent Trustees. Mr. Breen currently serves as the Chairperson of the Audit Committee. During the most recent fiscal year ended March 31, 2025, the Audit Committee met two (2) times.

Trustee Ownership of Securities

	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Michelle L. Cahoon	Over $100,000	Over $100,000
James P. Breen	$50,001 - $100,000	$50,001 - $100,000
Robert F. Behan, CFA[2]	$0	$0
Interested Trustee
Kevin T. Callahan	Over $100,000	Over $100,000

(1)	As of December 31, 2024.
(2)	Mr. Behan was appointed to the Board as of October 1, 2025.

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Trustee Compensation

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $50,000 per year. The Fund pays the Chairs of the Board and the Audit Committee each an additional annual retainer of $5,000. Trustees that are interested persons are not compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

The following table sets forth certain information regarding the compensation paid to the Funds’ Trustees during the most recent fiscal year ended March 31, 2025.

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from Funds and Fund Complex Paid to Trustees
Thomas A. Hale[1]	$55,000	$55,000
Michelle L. Cahoon	$55,000	$55,000
James P. Breen	$55,000	$55,000
Robert F. Behan, CFA[2]	None	None
Kevin T. Callahan	N/A	N/A

(1)       Mr. Hale previously served on the Board until April 2025.

(2)       Mr. Behan was appointed to the Board as of October 1, 2025.

Further Information

For further information with respect to the Fund and the Shares offered hereby, reference is made to the registration statement. A copy of the registration statement may be reviewed and copied on the EDGAR database on the SEC’s website at https://www.sec.gov/. Prospective investors can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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